Nature of the Organization and Business (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 13, 2020	Sep. 30, 2021	Dec. 31, 2020
Nature of the Organization and Business (Details) [Line Items]
Price per units (in Dollars per share)		$ 10.1	$ 10.1
Transaction costs		$ 4,682,736	$ 4,682,736
Underwriting discount		4,366,980	4,366,980
Deferred underwriting discount		2,911,260	2,911,260
Amount of professional fees, printing, filing, regulatory and other costs		$ 315,846	$ 315,846
Description of business combination		The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination.	The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination.
Net tangible assets		$ 5,000,001	$ 5,000,001
Redeem shares, percentage		100.00%	100.00%
Accumulated deficit		$ 6,604,000
Working capital deficiency		3,698,000	$ 2,782,000
Loss from operations		2,155,000
Negative cash flows from operations		$ 500,000
Initial Public Offering [Member]
Nature of the Organization and Business (Details) [Line Items]
Number of shares consummated (in Shares)	7,000,000
Price per units (in Dollars per share)	$ 10
Gross proceeds from issuance of units	$ 70,000,000
Net proceeds from sale of units	$ 70,700,000
Amount of net proceeds per share (in Dollars per share)	$ 10
Amount of trust deposit premium	$ 700,000
Private Placement [Member]
Nature of the Organization and Business (Details) [Line Items]
Number of shares consummated (in Shares)		3,150,000	3,150,000
Price per units (in Dollars per share)		$ 1	$ 1
Gross proceeds from issuance of units		$ 3,150,000	$ 3,150,000
Public Stockholders [Member]
Nature of the Organization and Business (Details) [Line Items]
Price per public share (in Dollars per share)		$ 10.1	$ 10.1
Amount of franchise and income tax obligation		$ 250,000	$ 250,000
Business Combination [Member] | Initial Public Offering [Member]
Nature of the Organization and Business (Details) [Line Items]
Description of business combination		The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”).	The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”).